Treasury shares (Details) - Treasury shares [Member] SFr in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CHF (SFr) shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of treasury shares sold during period	712,993	712,993
Proceeds from sale of treasury shares	$ 2.3	SFr 2.1
Number of treasury shares outstanding	5,501,028	5,501,028	6,214,021